Sales/Use Tax Examination	12 Months Ended
Dec. 31, 2019
Income Tax Uncertainties [Abstract]
Sales/Use Tax Examination
15.	Sales/Use Tax Examination

The Company is currently under audit by the State of California regarding sales/use tax for the period from December 1, 2011 to September 30, 2015. At December 31, 2018 and 2019, the Company recorded a sales tax payable of $0.7 million and $1.4 million, respectively, which includes estimated penalties and interest. As the period under examination relates to the pre-acquisition period and the Company has indemnification from the selling shareholders, the Company has also recorded a receivable totaling $0.7 million and $1.4 million at December 31, 2018 and 2019, respectively.